Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation

					Initial Cost to Company			Gross Amount Carried as of December 31, 2020
Multifamily Apartment Community	Location	Ownership Percent	Number of Units	Encumbrances	Land	Buildings and Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation and Amortization (2)	Date of Construction	Date Acquired
Cottonwood West Palm	West Palm Beach, FL	100.0%	245	$(35,995,000)	$9,379,895	$57,073,459	$248,531	$9,379,895	$57,321,990	$66,701,885	$(4,829,958)	2018	5/30/2019
Cottonwood One Upland	Norwood, MA	100.0%	262	(35,500,000)	14,514,535	89,427,867	152,129	14,514,535	89,579,996	104,094,531	(4,874,464)	2016	3/19/2020
		Total	507	$(71,495,000)	$23,894,430	$146,501,326	$400,660	$23,894,430	$146,901,986	$170,796,416	$(9,704,422)

(1) The aggregate cost of real estate for federal income tax purposes was $170,922,363 (unaudited) as of December 31, 2020.
(2) Depreciation is recognized on a straight-line basis over the estimated useful asset lives of the related assets, which is 30 years for buildings and ranges from five to 15 years for land improvements, building improvements and furniture, fixtures and equipment. Intangible assets are amortized to depreciation and amortization over the remaining lease term.

The following table summarized the changes in our consolidated real estate assets and accumulated depreciation for the years ended December 31, 2020 and 2019:

	2020	2019
Real estate assets:
Balance at beginning of the year	$66,643,841	$—
Acquisitions of properties	103,942,402	66,453,353
Improvements	210,173	190,488
Balance at end of the year	$170,796,416	$66,643,841
Accumulated depreciation and amortization:
Balance at beginning of the year	$(2,738,190)	$—
Depreciation and amortization	(6,966,232)	(2,738,190)
Balance at end of the year	$(9,704,422)	$(2,738,190)